Note 15 - Intangible - Intangible Assets by Location (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 5,653.3	R$ 4,744.2
Intangible assets in Argentina [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,523.0	1,193.9
Intangible assets in Bolivia [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	890.9	691.0
Intangible assets in Brazil [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	3.3	11.6
Intangible assets in Canada [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	218.5	266.3
Intangible assets in Chile [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	94.4	69.9
Intangible assets in Luxembourg [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	339.6	339.6
Intangible assets in Paraguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	568.4	476.2
Intangible assets in the Dominican Republic [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,534.9	1,310.4
Intangible assets in Panama [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	357.4	277.2
Intangible assets in Uruaguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 122.9	R$ 108.1